Variable Interest Entities	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities	Variable Interest Entities
We hold ownership interests in the following variable interest entities (“VIEs”):

Name of subsidiary	% Ownership held by the Company
Lottoitalia S.r.l. (“Lottoitalia”)	61.50%
Lotterie Nazionali S.r.l. (“LN”)	64.00%
Northstar New Jersey Lottery Group, LLC (“Northstar NJ”) (1)	82.31%
(1) Northstar New Jersey Holding Company LLC, of which we are a 50.15% shareholder, holds the 82.31% ownership in Northstar NJ.

Lottoitalia holds a license to operate the Lotto game in Italy through November 2025. LN holds a license to operate the Scratch & Win instant lottery game in Italy through September 2028. Northstar NJ manages a wide range of the lottery’s day-to-day operations in the State of New Jersey, as well as provides marketing and sales services under a license valid through June 2029.

We are the principal operating partner fulfilling the requirements under the licenses held by the VIEs. As such, we have the power to direct the activities that significantly affect the VIEs’ economic performance, along with the right to receive benefits or the obligation to absorb losses that could potentially be significant to the VIEs. As a result, we concluded we are the primary beneficiary of the VIEs and they have been consolidated. Accordingly, the balance sheet and operating activity of the VIEs are included in our consolidated financial statements and we adjust the net income (loss) in our consolidated statement of operations to exclude the non-controlling interests’ proportionate share of results. We present the proportionate share of non-controlling interests as equity in the consolidated balance sheets.
The carrying amounts and classification of these VIEs’ assets and liabilities in our consolidated balance sheets at December 31, 2021 and 2020 are as follows:

	December 31,
($ in millions)	2021	2020
Current assets	1,124	1,087
Non-current assets	1,217	1,556
Total assets	2,341	2,643

Total liabilities	615	708